TRANSAMERICA FREEDOMSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

(the “Company”)

Supplement dated September 28, 2016

to the

Prospectus dated May 1, 2016

ALTERNATIVE LUMP SUM OFFER 1.2

For Eligible Owners Who Have The

FAMILY INCOME PROTECTOR, MANAGED ANNUITY PROGRAM,

MANAGED ANNUITY PROGRAM II or

GUARANTEED MINIMUM INCOME BENEFIT RIDERS

Effective on or about the close of business on November 11, 2016 the Company will suspend the onetime Alternative Lump Sum Offer (“ALSO 1.2”) for the Transamerica variable annuity policies listed below (each, an “Existing Policy”) for eligible owners who have an in force Family Income Protector, Managed Annuity Program, Managed Annuity Program II or Guaranteed Minimum Income Benefit rider (each, an “Eligible Rider”). Information and details of the ALSO 1.2 offering can be found in the Supplement, dated December 30, 2014 that was previously sent to you. If you would like an additional copy of such Supplement, you may call us at 800-525-6205 or contact your financial representative.

In order for you to accept the ALSO 1.2 offer prior to the suspension, we must receive the appropriate paperwork, in good order, in our administrative offices by the close of business of the New York Stock Exchange, on November 9, 2016.

The Company reserves the right to reinstate the ALSO 1.2 offering in the future. We will notify policyholders when and if the ALSO 1.2 offering will resume.

Existing Policies:

Product	Policy Nos.
Advisor’s EdgeSM Variable Annuity	AV515 101 130 600
Advisor’s Edge SelectSM Variable Annuity	AV516 101 131 600
Dreyfus/Transamerica Triple Advantage® Variable Annuity	AV696 101 145 901; GNC-33-194; 1-502 11-194
Portfolio SelectSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Premier Asset BuilderSM Variable Annuity	AV288 101 95 796; AV721 101 149 1001
Principal-PlusSM Variable Annuity	AV288 101 95 796
Privilege SelectSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM II Variable Annuity	AV288 101 95 796
Retirement Income BuilderSM IV (also known as Retirement Income Builder-BAI Variable Annuity)	AV721 101 149 1001
The Atlas Portfolio Builder Variable Annuity	AV337 101 100 397
Transamerica Access Variable Annuity	AV432 101 114 199CRT; AV474 101 122 1099
Transamerica ExtraSM Variable Annuity	AV432 101 114 199CRT; AV710 101 147 102; AV630 101 138 101; AV464 101 121 799
Transamerica FreedomSM Variable Annuity	AV212 101 75 1292; AV265 101 89 396; AV339 101 101 497; AV400 101 107 198
Transamerica LandmarkSM Variable Annuity	AV201 101 65 189; AV254 101 87 196; AV320 101 99 197; AV376 101 106 1197; AV432 101 114 199CRT; AV494 101 124 100; AV620 101 137 101; AV720 101 148 102
Transamerica Opportunity Builder (also known as Flexible Premium Variable Annuity – A)	AV721 101 149 1001
Transamerica Preferred Advantage Variable Annuity	AV721 101 149 1001

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2016

Product - continued	Policy Nos. - continued
WRL Freedom Access® Variable Annuity	WL17
WRL Freedom Attainer® Variable Annuity	VA00010
WRL Freedom Bellwether® Variable Annuity	VA00010
WRL Freedom Conqueror® Variable Annuity	VA00010
WRL Freedom Enhancer® Variable Annuity	VA25
WRL Freedom Premier® Variable Annuity	WL18
WRL Freedom Variable Annuity	VA.02.06.88
WRL Freedom Wealth Creator® Variable Annuity	VA16

Eligible Riders:

Rider Name	Rider Nos.
Family Income Protector	RGMI 1 798
Managed Annuity Program	RGMI 15 0301
Managed Annuity Program II	RGMI 21 0902
Guaranteed Minimum Income Benefit Rider (Dreyfus)	RGMI 7 1099; RGMI 8 1099; RGMI 16 1101
Guaranteed Minimum Income Benefit Rider (WRL)	GIB01; GIB02
Guaranteed Minimum Income Benefit Rider (Advisor)	RGMI 17 0102

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica FreedomSM Variable Annuity dated May 1, 2016